INVESTMENTS - (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
INVESTMENTS
Debt investments	¥ 18,213		¥ 17,604
Equity investments	29,730		33,674
Long-term investments	¥ 47,943	$ 7,348	¥ 51,278